Property, plant and equipment (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,924,730	$ 10,444,504	$ 8,692,242
Less: Accumulated depreciation	(3,351,149)	(3,250,242)	(2,425,499)
Property, plant and equipment, net	6,573,581	7,194,262	6,266,743
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,884,693	3,037,848	2,949,493
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,827,267	2,981,424	2,758,704
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	84,640	89,134	86,828
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	79,377	100,851	26,783
Apple Orchard [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,081,131	1,110,067	1,041,377
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,967,622	$ 3,125,180	$ 1,829,057